Concentration of Major Customers and Suppliers	12 Months Ended
Dec. 31, 2019
Major Customers And Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Note 16 — CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

For the year ended December 31, 2019, three customers accounted for 24%, 21% and 16% of the Group's total revenue from the equipment and engineering segment. For the year ended December 31, 2019, two major sub-contractors accounted for approximately 25% and 24% of subcontract costs in the equipment and engineering segment. As of December 31, 2019, two general contractors who engaged the Group in installation projects accounted for approximately 54% and 43% of the Group's total contracts receivable balance from the equipment and engineering segment. For the year ended December 31, 2019, three suppliers accounted for 22%, 15% and 11% of the Group's accounts payable balance for the equipment and engineering segment, and no individual supplier accounted for more than 10% of the Group's advances to suppliers balance.

Substantially all the financial services revenues were generated within China. For the year ended December 31, 2019, one customer accounted for approximately 100% of the Group's total financial services revenue.

For the year ended December 31, 2018, four customers accounted for approximately 13%, 12%, 11% and 10% of the Group's revenue from equipment and engineer segment. For the year ended December 31, 2018, six major sub-contractors accounted for approximately 21%, 19%, 18%, 16%, 15% and 11% of subcontract costs in the equipment and engineering segment, respectively. As of December 31, 2018, two general contractors who provided the Group's installation projects accounted for approximately 58% and 42% of the contracts receivable balance from the equipment and engineering segment. For the year ended December 31, 2018, three suppliers accounted for 34%, 21% and 15% of the Group's accounts payable balance from the equipment and engineering segment, and no individual supplier accounted for more than 10% of the Group's advances to suppliers balance.

For the year ended December 31, 2017, four major customers accounted for approximately 22%, 21%, 13% and 10%, of the Group's total revenue from the equipment and engineering segment. For the year ended December 31, 2017, three major sub-contractors accounted for approximately 44%, 18% and 16% of subcontract costs from the equipment and engineering segment. As of December 31, 2017, two general contractors who provided for the Group's installation projects accounted for approximately 58% and 42% of the Group's total contracts receivable balance from the equipment and engineering segment. For the year ended December 31, 2017, only one supplier accounted for 18% of the Group's accounts payable balance for the equipment and engineering segment, and one supplier accounted for 17% of the Group's advance to suppliers balance.